Taxes (Details 4) - ARS ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Beginning of the year	$ (1,136,054,000,000)
Currency translation adjustment	88,275,000,000	$ 43,241,000,000	$ (57,190,000,000)
Ending of the year	(1,118,575,000,000)	(1,136,054,000,000)
Tax Loss Carry-forwards [Member]
Statement [Line Items]
Beginning of the year	79,490,000,000	118,803,000,000
Business combinations	0
Currency translation adjustment	(4,374,000,000)	(3,914,000,000)
Charged to the Statement of Income	22,183,000,000	(35,399,000,000)
Revaluation surplus	0	0
Ending of the year	97,299,000,000	79,490,000,000	118,803,000,000
Subtotal Assets [Member]
Statement [Line Items]
Beginning of the year	168,737,000,000	193,115,000,000
Business combinations	1,431,000,000
Currency translation adjustment	(5,490,000,000)	(5,439,000,000)
Charged to the Statement of Income	28,228,000,000	(18,939,000,000)
Revaluation surplus	0	0
Ending of the year	192,906,000,000	168,737,000,000	193,115,000,000
Biological Assets [Member]
Statement [Line Items]
Beginning of the year	(31,652,000,000)	(37,559,000,000)
Business combinations	0
Currency translation adjustment	(138,000,000)	851,000,000
Charged to the Statement of Income	7,368,000,000	5,056,000,000
Revaluation surplus	0	0
Ending of the year	(24,422,000,000)	(31,652,000,000)	(37,559,000,000)
Others Liabilities [Member]
Statement [Line Items]
Beginning of the year	(40,310,000,000)	(20,930,000,000)
Business combinations	0
Currency translation adjustment	1,267,000,000	(244,000,000)
Charged to the Statement of Income	(196,000,000)	(19,136,000,000)
Revaluation surplus	0	0
Ending of the year	(39,239,000,000)	(40,310,000,000)	(20,930,000,000)
Assets/ (Liabilities), Net [Member]
Statement [Line Items]
Beginning of the year	(1,136,054,000,000)	(1,170,056,000,000)
Business combinations	(2,136,000,000)
Currency translation adjustment	207,000,000	11,954,000,000
Charged to the Statement of Income	27,459,000,000	22,286,000,000
Revaluation surplus	(8,051,000,000)	(238,000,000)
Ending of the year	(1,118,575,000,000)	(1,136,054,000,000)	(1,170,056,000,000)
Trade And Other Payables [Member]
Statement [Line Items]
Beginning of the year	24,347,000,000	27,730,000,000
Business combinations	0
Currency translation adjustment	0	0
Charged to the Statement of Income	524,000,000	(3,383,000,000)
Revaluation surplus	0	0
Ending of the year	24,871,000,000	24,347,000,000	27,730,000,000
Borrowings One [Member]
Statement [Line Items]
Beginning of the year	657,000,000	308,000,000
Business combinations	0
Currency translation adjustment	0	0
Charged to the Statement of Income	(351,000,000)	349,000,000
Revaluation surplus	0	0
Ending of the year	306,000,000	657,000,000	308,000,000
Investments [Member]
Statement [Line Items]
Beginning of the year	(30,864,000,000)	(24,012,000,000)
Business combinations	0
Currency translation adjustment	0	0
Charged to the Statement of Income	11,285,000,000	(6,852,000,000)
Revaluation surplus	0	0
Ending of the year	(19,579,000,000)	(30,864,000,000)	(24,012,000,000)
Inventories [Member]
Statement [Line Items]
Beginning of the year	(34,593,000,000)	(29,339,000,000)
Business combinations	0
Currency translation adjustment	1,497,000,000	1,954,000,000
Charged to the Statement of Income	(7,241,000,000)	(7,208,000,000)
Revaluation surplus	0	0
Ending of the year	(40,337,000,000)	(34,593,000,000)	(29,339,000,000)
Investment Properties And Property, Plant And Equipment [Member]
Statement [Line Items]
Beginning of the year	(1,100,764,000,000)	(1,080,977,000,000)
Business combinations	(3,567,000,000)
Currency translation adjustment	3,071,000,000	14,832,000,000
Charged to the Statement of Income	(61,560,000,000)	(34,381,000,000)
Revaluation surplus	(8,051,000,000)	(238,000,000)
Ending of the year	(1,170,871,000,000)	(1,100,764,000,000)	(1,080,977,000,000)
Intangible Assets [Member]
Statement [Line Items]
Beginning of the year	(3,913,000,000)	(26,181,000,000)
Business combinations	0
Currency translation adjustment	0	0
Charged to the Statement of Income	(1,038,000,000)	22,268,000,000
Revaluation surplus	0	0
Ending of the year	(4,951,000,000)	(3,913,000,000)	(26,181,000,000)
Tax inflation adjustment [Member]
Statement [Line Items]
Beginning of the year	(52,220,000,000)	(140,928,000,000)
Business combinations	0
Currency translation adjustment	0	0
Charged to the Statement of Income	51,878,000,000	88,708,000,000
Revaluation surplus	0	0
Ending of the year	(342,000,000)	(52,220,000,000)	(140,928,000,000)
Subtotal Liabilities [Member]
Statement [Line Items]
Beginning of the year	(1,304,791,000,000)	(1,363,171,000,000)
Business combinations	(3,567,000,000)
Currency translation adjustment	5,697,000,000	17,393,000,000
Charged to the Statement of Income	(769,000,000)	41,225,000,000
Revaluation surplus	(8,051,000,000)	(238,000,000)
Ending of the year	(1,311,481,000,000)	(1,304,791,000,000)	(1,363,171,000,000)
Trade And Other Receivables [Member]
Statement [Line Items]
Beginning of the year	(10,475,000,000)	(3,245,000,000)
Business combinations	0
Currency translation adjustment	0	0
Charged to the Statement of Income	(1,265,000,000)	(7,230,000,000)
Revaluation surplus	0	0
Ending of the year	(11,740,000,000)	(10,475,000,000)	(3,245,000,000)
Trade And Other Receivables Assets [Member]
Statement [Line Items]
Beginning of the year	0
Business combinations	78,000,000
Currency translation adjustment	0
Charged to the Statement of Income	0
Revaluation surplus	0
Ending of the year	78,000,000	0
Others [Member]
Statement [Line Items]
Beginning of the year	64,243,000,000	46,274,000,000
Business combinations	1,353,000,000
Currency translation adjustment	(1,116,000,000)	(1,525,000,000)
Charged to the Statement of Income	5,872,000,000	19,494,000,000
Revaluation surplus	0	0
Ending of the year	$ 70,352,000,000	$ 64,243,000,000	$ 46,274,000,000